Fair Value Measurements (Tables) (fuboTV Inc.)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis
	Fair valued measured at March 31, 2020
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial Assets at Fair Value:
Investment in Equity/Debt Funds	$-	$1,965	$-
Investment in Nexway at fair value	2,374	-	-
Total Financial Assets at Fair Value	$2,374	$1,965	$-

Financial Liabilities at Fair Value:
Derivative liability - convertible notes	$-	$-	$1,692
Profits interest sold	-	-	1,971
Embedded put option	-	-	389
Warrant liability - Subsidiary	-	-	39
Warrant liability	-	-	15,987
Total Financial Liabilities at Fair Value	$-	$-	$20,078

	Fair Value measured at December 31, 2019
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability – convertible notes	$-	$-	$1,203
Profits interest	-	-	1,971
Embedded put option	-	-	376
Warrant Liability - Subsidiary	-	-	24
Total Financial Liabilities at Fair Value	$-	$-	$3,574

	Fair Value measured at December 31, 2019
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability - convertible notes	$-	$-	$1,203
Profits interest	-	-	1,971
Embedded put option	-	-	376
Warrant Liability	-	-	24
Total Financial Liabilities at Fair Value	$-	$-	$3,574

	Fair Value measured at December 31, 2018
	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Derivative liability - convertible notes	$-	$-	$469
Derivative liability - related party convertible notes	-	-	549
Total Derivative Liability	$-	$-	$1,018
Warrant Liability	-	-	4,528
Total Fair Value	$-	$-	$5,546

fuboTV Inc. [Member]
Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis

The following table sets forth the fair value of our financial assets and liabilities measured on a recurring basis by level within the fair value hierarchy:

As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Financial Liability:
Fair value of convertible note derivatives liability	$—	$—	$—	$—
Total financial liabilities	$—	$—	$—	$—

As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Financial Liability:
Fair value of convertible note derivatives liability	$—	$—	$—	$—
Total financial liabilities	$—	$—	$—	$—

Schedule of Changes in Fair Value of Financial Liabilities
Balance – January 1, 2019	-
Issuance of convertible note derivatives	2,120
Change in fair value of Level 3 liabilities	-
Settlement of convertible notes	(2,120)
Balance – March 31, 2019	$—

The following table sets forth a summary of the changes in the fair value of our Level 3 financial liabilities:

Balance – January 1, 2018	$4,123
Issuance of convertible notes derivatives	574
Change in fair value of Level 3 liabilities	1,074
Settlement of convertible notes	(5,771)

Balance – December 31, 2018	-
Issuance of convertible note derivatives	2,120
Change in fair value of Level 3 liabilities	-
Settlement of convertible notes	(2,120)
Balance – December 31, 2019	$—